JPMorgan SmartRetirement Blend 2060 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2060 Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,356
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,098
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	755
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	243
Expense Example, with Redemption, 10 Years	572
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	188
Expense Example, with Redemption, 10 Years	$ 448